UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2004

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
	[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	Freestone Capital Management, Inc.
Address:	1191 Second Avenue, Suite 2100
		Seattle, Washington 98101

13F File Number: 028-05975

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Jennifer M. Moreland
Title:	Chief Financial Officer
Phone:	206-398-2005
Signature, Place and Date of Signing:

	Jennifer M. Moreland Seattle, Washington	June 30, 2004

Report Type (Check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other mangers reporting for this manager:

I am signing this report as required by the Securities Exchange Act of 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers	8
Form 13F Information Table Entry Total:	95
Form 13F Information Table Value Total:	$270124

List of Other Included Managers: Oak Value;
Westfield; Navellier; Sands Capital Management;
Wilson Bennett; Bear Stearns; Marshall & Sullivan;
ICM Asset Management


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      338 3755.000 SH       DEFINED 10 13                          3755.000
ADC Telecom                    COM              000886101     7838 2759930.000SH     SOLE              2759930.000
AFC Enterprises                COM              00104q107      670 31155.000SH       SOLE                31155.000
Agco                           COM              001084102    13322 653980.000SH      SOLE               653980.000
                                                                15  750.000 SH       DEFINED 18                              750.000
Alliant Techsystems            COM              018804104    12527 197770.000SH      SOLE               197770.000
Ambac Financial Group          COM              023139108       47  642.000 SH       SOLE                  642.000
                                                               257 3500.000 SH       DEFINED 02                             3500.000
American International Group   COM              026874107    12400 173955.000SH      SOLE               173955.000
                                                                93 1300.000 SH       DEFINED 15 03                          1300.000
Amkor Technology               COM              031652100      542 66260.000SH       SOLE                66260.000
Aon                            COM              037389103    13527 475115.000SH      SOLE               475115.000
Atari                          COM              04651m105      347 144030.000SH      SOLE               144030.000
Berkshire Hathaway Cl B        COM              084670207       30   10.000 SH       SOLE                   10.000
                                                               470  159.000 SH       DEFINED 02                              159.000
Cardinal Health                COM              14149Y108    12413 177200.000SH      SOLE               177200.000
                                                                37  530.000 SH       DEFINED 17                              530.000
Cendant                        COM              151313103      326 13325.000SH       DEFINED 02                            13325.000
CenterPoint Energy             COM              15189T107    13967 1214565.000SH     SOLE              1214565.000
Chevron Texaco                 COM              166764100      198 2108.000 SH       SOLE                 2108.000
                                                               152 1618.000 SH       DEFINED 13 15 03                       1618.000
Cisco Systems                  COM              17275r102      493 20817.000SH       SOLE                20817.000
                                                               205 8630.000 SH       DEFINED 10 12                          8630.000
Citigroup                      COM              172967101       80 1729.348 SH       SOLE                 1729.348
                                                               196 4206.000 SH       DEFINED 13 15 03                       4206.000
Comcast Cl A                   COM              20030n101    12147 432291.000SH      SOLE               432291.000
                                                                34 1200.000 SH       DEFINED 15                             1200.000
Community Valley Bancorp       COM              20415p101     1827 69419.999SH       SOLE                69419.999
ConocoPhilips                  COM              20825c104      210 2750.000 SH       DEFINED 10 15 03                       2750.000
Constellation Brands           COM              21036p108    14415 388230.000SH      SOLE               388230.000
                                                               344 9275.000 SH       DEFINED 02                             9275.000
Cooper Cameron                 COM              216640102    12719 261170.000SH      SOLE               261170.000
Dell Inc                       COM              24702r101       37 1021.000 SH       SOLE                 1021.000
                                                               181 5060.000 SH       DEFINED 10 12                          5060.000
E.W. Scripps                   COM              811054204      318 3025.000 SH       DEFINED 02 03                          3025.000
EBay                           COM              278642103       10  104.000 SH       SOLE                  104.000
                                                               271 2950.000 SH       DEFINED 10 12                          2950.000
Eli Lilly                      COM              532457108      482 6900.000 SH       SOLE                 6900.000
Exxon Mobil                    COM              30231g102       25  574.000 SH       SOLE                  574.000
                                                               200 4494.000 SH       DEFINED 13 15 03                       4494.000
FTI Consulting                 COM              302941109      617 37405.000SH       SOLE                37405.000
First Data                     COM              319963104    13078 293749.000SH      SOLE               293749.000
                                                                36  800.000 SH       DEFINED 15                              800.000
First Health Group             COM              320960107      671 43010.000SH       SOLE                43010.000
Garmin                         COM              g37260109      769 20750.000SH       SOLE                20750.000
Input/Output                   COM              457652105      264 31880.000SH       SOLE                31880.000
Intel                          COM              458140100      235 8500.000 SH       SOLE                 8500.000
                                                                44 1600.000 SH       DEFINED 03                             1600.000
Internap Network Services      COM              45885A102      127 104777.000SH      SOLE               104777.000
Jack in the Box                COM              466367109      656 22080.000SH       SOLE                22080.000
Johnson & Johnson              COM              478160104    12016 215727.961SH      SOLE               215727.961
                                                                89 1600.000 SH       DEFINED 15                             1600.000
LSI Logic                      COM              502161102     5827 764730.000SH      SOLE               764730.000
Lone Star Tech                 COM              542312103      394 14300.000SH       SOLE                14300.000
Mera Pharmaceuticals           COM              58732r103        2 80000.000SH       SOLE                80000.000
Merck                          COM              589331107      141 2960.000 SH       SOLE                 2960.000
                                                               189 3974.000 SH       DEFINED 02 13 15                       3974.000
Microsoft                      COM              594918104     1711 59895.000SH       SOLE                59895.000
                                                                89 3100.000 SH       DEFINED 12 15                          3100.000
Netsmart Technologies          COM              64114w306      283 29250.000SH       SOLE                29250.000
Novoste                        COM              67010c100      262 95720.000SH       SOLE                95720.000
Pitney Bowes                   COM              724479100    12497 282413.000SH      SOLE               282413.000
                                                                22  500.000 SH       DEFINED 15                              500.000
PolyMedica                     COM              731738100     9966 321064.000SH      SOLE               321064.000
                                                                68 2200.000 SH       DEFINED 03                             2200.000
Procter & Gamble               COM              742718109      236 4332.000 SH       DEFINED 10 13                          4332.000
QualComm                       COM              747525103      220 3010.000 SH       DEFINED 10 12                          3010.000
Sensient Technologies          COM              81725t100      636 29595.000SH       SOLE                29595.000
St Paul Travelers Companies    COM              792860108    11656 287530.000SH      SOLE               287530.000
Starbucks                      COM              855244109      102 2350.000 SH       SOLE                 2350.000
                                                                99 2285.000 SH       DEFINED 10 12                          2285.000
Steiner Leisure                COM                             771 35080.000SH       SOLE                35080.000
Stryker                        COM              863667101      216 3930.000 SH       DEFINED 10 12                          3930.000
Swift Transportation           COM              870756103      716 39870.000SH       SOLE                39870.000
Tidewater                      COM              886423102     6189 207700.000SH      SOLE               207700.000
Time Warner                    COM              887317105      262 14925.000SH       DEFINED 02 15                         14925.000
Viacom Cl B                    COM              92524100     11589 324445.000SH      SOLE               324445.000
XL Capital                     COM              g98255105      230 3050.000 SH       DEFINED 02                             3050.000
Yahoo                          COM              984332106       11  304.000 SH       SOLE                  304.000
                                                               203 5580.000 SH       DEFINED 10                             5580.000
Zale Corp                      COM              988858106      225 8250.000 SH       DEFINED 02                             8250.000
Vanguard Total Stock Market                     922908769      441     4000 SH       SOLE                     4000
American Century Equity Income                  025076100     1567 196140.863SH      SOLE               196140.863
American Growth Fd of America                   399874403      440 17229.994SH       SOLE                17229.994
American Growth Fund of Americ                  399874403     3136 122738.425SH      SOLE               122738.425
Columbia Acorn Select Z                         197199854     1514 77421.900SH       SOLE                77421.900
First Eagle Overseas                            32008F101     2961 153102.960SH      SOLE               153102.960
Harbor International                            411511306     1615 42407.436SH       SOLE                42407.436
Longleaf Partners Internationa                  543069405    23776 1585098.556SH     SOLE              1585098.556
Oakmark                                         413838103     3524 90510.360SH       SOLE                90510.360
Putnam Intl Equity A                            74680e101      225 10791.153SH       SOLE                10791.153
Vanguard Value Index                            922908405     1292 66422.296SH       SOLE                66422.296
iShares Russell 1000 Value Ind                  464287598     1587 26425.000SH       SOLE                26425.000
                                                               126 2091.000 SH       DEFINED 13                             2091.000
iShares Russell Midcap Value I                  464287473      796 8033.000 SH       SOLE                 8033.000